Organization and Description of Business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business	Organization and Description of Business
NETSTREIT Corp. (“Successor” or the “Company”) was incorporated on October 11, 2019 as a Maryland corporation and commenced operations on December 23, 2019. The Company conducts its operations through NETSTREIT, L.P., a Delaware limited partnership (the “Operating Partnership”). NETSTREIT GP, LLC, a Delaware limited liability company and a wholly owned subsidiary of the Company, is the sole general partner of the Operating Partnership.

The Company elected to be treated and to qualify as a real estate investment trust (“REIT”) for U.S. federal income tax purposes beginning with its short taxable year ended December 31, 2019 upon the filing of its U.S. federal income tax return for such taxable year. Additionally, the Operating Partnership formed NETSTREIT Management TRS, LLC (“NETSTREIT TRS”), which together with the Company jointly elected to be treated as a taxable REIT subsidiary under Section 856(a) of the Internal Revenue Code of 1986, as amended, (the “Code”) for U.S. federal income tax purposes.

The Company is structured as an umbrella partnership real estate investment trust (commonly referred to as an "UPREIT") and is an internally managed real estate company that acquires, owns and manages a diversified portfolio of single-tenant, retail commercial real estate leased on a long-term basis to high credit quality tenants across the United States. As of December 31, 2020, the Company owned 203 properties, located in 38 states.

Private Offering and Formation Transactions

On December 23, 2019, the Company completed a series of transactions (collectively the “Private Offering”) pursuant to which the Company sold 8,860,760 shares of common stock at $19.75 per share in a private placement under Rule 144A and Regulation D under the Securities Act of 1933, as amended (the “Securities Act”). In connection with the Private Offering, the Company completed the formation transactions described below. On January 30, 2020, the initial purchaser in the Private Offering exercised its over-allotment option to purchase 2,936,885 shares of the Company’s common stock, which were delivered on February 6, 2020. The Company contributed the net proceeds of $219.0 million from the Private Offering to the Operating Partnership in exchange for 11,797,645 Class A units of limited partnership of the Operating Partnership (“Class A OP Units”). Upon completion of the Private Offering and the over-allotment option, noncontrolling interest holders owned approximately 27.4% of the Operating Partnership (the Operating Partnership issued total Class A and Class B OP Units of 15,449,794 and 796,870, respectively).

Concurrently with the closing of the Private Offering, EverSTAR Income and Value Fund V, LP, a Delaware limited partnership (the “Predecessor”), was merged with and into the Operating Partnership, with the Operating Partnership surviving, and the continuing investors in the Operating Partnership receiving an aggregate of 3,652,149 Class A OP Units, other than the Chief Executive Officer of the Company, who received 8,884 Class B units of limited partnership of the Operating Partnership (“Class B OP Units”, and collectively with Class A OP Units, “OP Units”), and an affiliate of the Predecessor’s general partner, which received 287,234 Class B OP Units.

The Operating Partnership entered into a contribution agreement with EBA EverSTAR LLC, a Texas limited liability company, to internalize the Company’s management infrastructure, whereby EBA EverSTAR LLC contributed 100% of the membership interests in EBA EverSTAR Management, LLC, a Texas limited liability company and the manager of the Predecessor, to the Operating Partnership in exchange for 500,752 Class B OP Units. In connection with the internalization, EBA EverSTAR Management, LLC was re-domiciled in Delaware and its name was changed to NETSTREIT Management, LLC. A 0.01% interest in NETSTREIT Management, LLC was issued to NETSTREIT TRS.

Concurrently with the consummation of the Private Offering, the Company entered into a $175.0 million term loan and $250.0 million revolving credit facility. On December 23, 2019, in connection with the acquisition of the Predecessor, the Company fully drew down on its term loan and used the proceeds to acquire the Predecessor, which concurrently settled its outstanding debt facilities. As part of the acquisition, the Company did not assume any obligations under the Predecessor’s then outstanding debt facilities.

Series A Preferred Stock

To maintain the Company’s status as a REIT, on January 27, 2020, the Company issued and sold 125 shares of 12.0% Series A Cumulative Non-Voting Preferred Stock, par value $0.01 per share (“Series A Preferred Stock”), for $1,000 per share to accredited investors pursuant to Regulation D under the Securities Act. The shares of Series A Preferred Stock may be redeemed solely at the Company’s option for consideration equal to $1,000 per share, plus accrued and unpaid dividends thereon to and including the date fixed for redemption, plus a redemption premium as follows (i) until December 31, 2021, $100 and (ii) thereafter, no redemption premium. The Company redeemed all 125 outstanding shares of Series A Preferred Stock upon the completion of the initial public offering. See “Note 9 - Stockholders’ Equity, Partners’ Capital and Preferred Equity.”

Initial Public Offering
On August 17, 2020, the Company completed the initial public offering of its common stock. The Company sold 12,244,732 shares of common stock and selling stockholders sold 255,268 shares of common stock at a price of $18.00 per share. The Company's common stock began trading on the New York Stock Exchange under the symbol “NTST” on August 13, 2020. On September 16, 2020, the Company issued an additional 1,436,829 shares of its common stock pursuant to the underwriters' over-allotment option in connection with the Company's initial public offering. The net proceeds to the Company from the initial public offering was $227.3 million, which is net of transaction costs and underwriter fees of $18.9 million. The Company contributed the net proceeds of the initial public offering and related over-allotment option to the Operating Partnership in exchange for 13,681,561 Class A OP Units. In addition, an equivalent number of Class A OP Units were issued for the 255,268 shares sold by selling stockholders.